UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LAGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$9,426	$10,000	$10,000
8/31/2015	$8,435	$9,397	$9,242
9/30/2015	$7,930	$9,164	$8,658
10/31/2015	$7,999	$9,937	$9,150
11/30/2015	$8,190	$9,967	$9,485
12/31/2015	$7,797	$9,810	$9,032
1/31/2016	$6,791	$9,323	$8,054
2/29/2016	$6,609	$9,310	$7,997
3/31/2016	$6,994	$9,942	$8,610
4/30/2016	$6,948	$9,980	$8,695
5/31/2016	$7,142	$10,160	$8,930
6/30/2016	$7,150	$10,186	$8,889
7/31/2016	$7,717	$10,561	$9,470
8/31/2016	$7,793	$10,576	$9,570
9/30/2016	$7,928	$10,578	$9,708
10/31/2016	$7,366	$10,385	$9,105
11/30/2016	$7,738	$10,770	$9,919
12/31/2016	$7,586	$10,983	$10,055
1/31/2017	$7,894	$11,191	$10,218
2/28/2017	$8,186	$11,635	$10,469
3/31/2017	$8,220	$11,649	$10,593
4/30/2017	$8,283	$11,769	$10,788
5/31/2017	$8,329	$11,934	$10,690
6/30/2017	$8,553	$12,009	$11,057
7/31/2017	$8,710	$12,256	$11,152
8/31/2017	$8,739	$12,293	$11,139
9/30/2017	$9,158	$12,547	$11,745
10/31/2017	$9,437	$12,840	$11,927
11/30/2017	$9,673	$13,233	$12,269
12/31/2017	$9,855	$13,380	$12,284
1/31/2018	$10,235	$14,147	$12,762
2/28/2018	$10,333	$13,625	$12,399
3/31/2018	$10,561	$13,279	$12,566
4/30/2018	$10,793	$13,330	$12,578
5/31/2018	$11,905	$13,651	$13,370
6/30/2018	$12,141	$13,735	$13,475
7/31/2018	$12,082	$14,246	$13,707
8/31/2018	$13,654	$14,710	$14,560
9/30/2018	$13,620	$14,794	$14,219
10/31/2018	$11,710	$13,783	$12,420
11/30/2018	$11,581	$14,064	$12,614
12/31/2018	$10,357	$12,794	$11,140
1/31/2019	$11,991	$13,819	$12,427
2/28/2019	$13,294	$14,263	$13,229
3/31/2019	$13,154	$14,540	$13,050
4/30/2019	$13,474	$15,129	$13,448
5/31/2019	$13,120	$14,167	$12,450
6/30/2019	$14,350	$15,166	$13,409
7/31/2019	$14,771	$15,384	$13,540
8/31/2019	$13,991	$15,140	$12,956
9/30/2019	$12,721	$15,423	$12,849
10/31/2019	$12,997	$15,757	$13,215
11/30/2019	$13,467	$16,329	$13,993
12/31/2019	$13,662	$16,822	$14,313
1/31/2020	$13,961	$16,816	$14,156
2/29/2020	$13,418	$15,431	$13,134
3/31/2020	$11,351	$13,525	$10,626
4/30/2020	$13,230	$15,259	$12,208
5/31/2020	$15,005	$15,986	$13,362
6/30/2020	$15,958	$16,304	$13,875
7/31/2020	$17,023	$17,223	$14,352
8/31/2020	$18,004	$18,461	$15,194
9/30/2020	$18,499	$17,760	$14,868
10/31/2020	$18,944	$17,287	$14,981
11/30/2020	$21,416	$19,180	$17,623
12/31/2020	$23,576	$19,917	$19,270
1/31/2021	$24,579	$19,716	$20,200
2/28/2021	$25,505	$20,260	$20,867
3/31/2021	$23,962	$21,147	$20,210
4/30/2021	$25,042	$22,276	$20,651
5/31/2021	$23,515	$22,431	$20,061
6/30/2021	$24,649	$22,955	$21,002
7/31/2021	$24,186	$23,500	$20,237
8/31/2021	$24,826	$24,215	$20,605
9/30/2021	$23,746	$23,089	$19,815
10/31/2021	$25,081	$24,706	$20,742
11/30/2021	$23,028	$24,535	$19,729
12/31/2021	$22,950	$25,635	$19,817
1/31/2022	$18,649	$24,308	$17,161
2/28/2022	$18,658	$23,580	$17,236
3/31/2022	$18,528	$24,456	$17,314
4/30/2022	$16,044	$22,323	$15,190
5/31/2022	$15,594	$22,364	$14,903
6/30/2022	$14,608	$20,518	$13,981
7/31/2022	$16,010	$22,410	$15,546
8/31/2022	$15,967	$21,496	$15,400
9/30/2022	$14,694	$19,516	$14,014
10/31/2022	$15,603	$21,096	$15,345
11/30/2022	$15,646	$22,275	$15,595
12/31/2022	$14,669	$20,992	$14,594
1/31/2023	$15,897	$22,311	$16,045
2/28/2023	$15,750	$21,767	$15,871
3/31/2023	$15,889	$22,566	$15,480
4/30/2023	$15,499	$22,918	$15,300
5/31/2023	$15,750	$23,018	$15,303
6/30/2023	$16,408	$24,538	$16,571
7/31/2023	$16,616	$25,327	$17,346
8/31/2023	$15,473	$24,923	$16,443
9/30/2023	$14,279	$23,735	$15,359
10/31/2023	$13,059	$23,236	$14,174
11/30/2023	$14,426	$25,358	$15,465
12/31/2023	$15,915	$26,510	$17,316
1/31/2024	$15,993	$26,956	$16,761
2/29/2024	$17,481	$28,395	$18,123
3/31/2024	$17,922	$29,309	$18,629
4/30/2024	$16,832	$28,111	$17,195
5/31/2024	$17,559	$29,505	$18,116
6/30/2024	$18,087	$30,564	$18,086
7/31/2024	$18,095	$30,936	$19,566
8/31/2024	$18,779	$31,687	$19,349
9/30/2024	$19,229	$32,363	$19,607
10/31/2024	$19,047	$32,070	$19,346
11/30/2024	$20,826	$33,952	$21,719
12/31/2024	$19,398	$33,143	$19,941
1/31/2025	$19,762	$34,066	$20,571
2/28/2025	$17,684	$33,621	$19,179
3/31/2025	$15,970	$31,727	$17,724
4/30/2025	$16,585	$31,512	$17,611
5/31/2025	$17,667	$33,495	$18,741
6/30/2025	$19,190	$35,199	$19,845
7/31/2025	$19,615	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	8.39%	2.87%	7.60%
Class A with sales charge	2.14%	1.66%	6.97%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-14-A

09/25

Class C

LADCX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.69%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,941	$9,397	$9,242
9/30/2015	$8,399	$9,164	$8,658
10/31/2015	$8,466	$9,937	$9,150
11/30/2015	$8,661	$9,967	$9,485
12/31/2015	$8,244	$9,810	$9,032
1/31/2016	$7,175	$9,323	$8,054
2/29/2016	$6,975	$9,310	$7,997
3/31/2016	$7,380	$9,942	$8,610
4/30/2016	$7,328	$9,980	$8,695
5/31/2016	$7,527	$10,160	$8,930
6/30/2016	$7,527	$10,186	$8,889
7/31/2016	$8,121	$10,561	$9,470
8/31/2016	$8,197	$10,576	$9,570
9/30/2016	$8,332	$10,578	$9,708
10/31/2016	$7,739	$10,385	$9,105
11/30/2016	$8,127	$10,770	$9,919
12/31/2016	$7,962	$10,983	$10,055
1/31/2017	$8,279	$11,191	$10,218
2/28/2017	$8,579	$11,635	$10,469
3/31/2017	$8,609	$11,649	$10,593
4/30/2017	$8,667	$11,769	$10,788
5/31/2017	$8,714	$11,934	$10,690
6/30/2017	$8,943	$12,009	$11,057
7/31/2017	$9,102	$12,256	$11,152
8/31/2017	$9,126	$12,293	$11,139
9/30/2017	$9,555	$12,547	$11,745
10/31/2017	$9,837	$12,840	$11,927
11/30/2017	$10,083	$13,233	$12,269
12/31/2017	$10,266	$13,380	$12,284
1/31/2018	$10,653	$14,147	$12,762
2/28/2018	$10,747	$13,625	$12,399
3/31/2018	$10,977	$13,279	$12,566
4/30/2018	$11,218	$13,330	$12,578
5/31/2018	$12,358	$13,651	$13,370
6/30/2018	$12,587	$13,735	$13,475
7/31/2018	$12,516	$14,246	$13,707
8/31/2018	$14,132	$14,710	$14,560
9/30/2018	$14,091	$14,794	$14,219
10/31/2018	$12,111	$13,783	$12,420
11/30/2018	$11,967	$14,064	$12,614
12/31/2018	$10,698	$12,794	$11,140
1/31/2019	$12,381	$13,819	$12,427
2/28/2019	$13,711	$14,263	$13,229
3/31/2019	$13,562	$14,540	$13,050
4/30/2019	$13,879	$15,129	$13,448
5/31/2019	$13,500	$14,167	$12,450
6/30/2019	$14,760	$15,166	$13,409
7/31/2019	$15,192	$15,384	$13,540
8/31/2019	$14,372	$15,140	$12,956
9/30/2019	$13,059	$15,423	$12,849
10/31/2019	$13,332	$15,757	$13,215
11/30/2019	$13,814	$16,329	$13,993
12/31/2019	$14,002	$16,822	$14,313
1/31/2020	$14,302	$16,816	$14,156
2/29/2020	$13,727	$15,431	$13,134
3/31/2020	$11,614	$13,525	$10,626
4/30/2020	$13,527	$15,259	$12,208
5/31/2020	$15,327	$15,986	$13,362
6/30/2020	$16,290	$16,304	$13,875
7/31/2020	$17,365	$17,223	$14,352
8/31/2020	$18,365	$18,461	$15,194
9/30/2020	$18,852	$17,760	$14,868
10/31/2020	$19,290	$17,287	$14,981
11/30/2020	$21,807	$19,180	$17,623
12/31/2020	$23,983	$19,917	$19,270
1/31/2021	$24,995	$19,716	$20,200
2/28/2021	$25,917	$20,260	$20,867
3/31/2021	$24,330	$21,147	$20,210
4/30/2021	$25,418	$22,276	$20,651
5/31/2021	$23,847	$22,431	$20,061
6/30/2021	$24,980	$22,955	$21,002
7/31/2021	$24,497	$23,500	$20,237
8/31/2021	$25,131	$24,215	$20,605
9/30/2021	$24,013	$23,089	$19,815
10/31/2021	$25,358	$24,706	$20,742
11/30/2021	$23,272	$24,535	$19,729
12/31/2021	$23,176	$25,635	$19,817
1/31/2022	$18,812	$24,308	$17,161
2/28/2022	$18,812	$23,580	$17,236
3/31/2022	$18,678	$24,456	$17,314
4/30/2022	$16,152	$22,323	$15,190
5/31/2022	$15,693	$22,364	$14,903
6/30/2022	$14,698	$20,518	$13,981
7/31/2022	$16,095	$22,410	$15,546
8/31/2022	$16,037	$21,496	$15,400
9/30/2022	$14,755	$19,516	$14,014
10/31/2022	$15,655	$21,096	$15,345
11/30/2022	$15,693	$22,275	$15,595
12/31/2022	$14,698	$20,992	$14,594
1/31/2023	$15,923	$22,311	$16,045
2/28/2023	$15,770	$21,767	$15,871
3/31/2023	$15,884	$22,566	$15,480
4/30/2023	$15,502	$22,918	$15,300
5/31/2023	$15,731	$23,018	$15,303
6/30/2023	$16,382	$24,538	$16,571
7/31/2023	$16,573	$25,327	$17,346
8/31/2023	$15,425	$24,923	$16,443
9/30/2023	$14,219	$23,735	$15,359
10/31/2023	$12,995	$23,236	$14,174
11/30/2023	$14,353	$25,358	$15,465
12/31/2023	$15,827	$26,510	$17,316
1/31/2024	$15,904	$26,956	$16,761
2/29/2024	$17,377	$28,395	$18,123
3/31/2024	$17,798	$29,309	$18,629
4/30/2024	$16,707	$28,111	$17,195
5/31/2024	$17,415	$29,505	$18,116
6/30/2024	$17,932	$30,564	$18,086
7/31/2024	$17,913	$30,936	$19,566
8/31/2024	$18,583	$31,687	$19,349
9/30/2024	$19,023	$32,363	$19,607
10/31/2024	$18,832	$32,070	$19,346
11/30/2024	$20,573	$33,952	$21,719
12/31/2024	$19,157	$33,143	$19,941
1/31/2025	$19,501	$34,066	$20,571
2/28/2025	$17,435	$33,621	$19,179
3/31/2025	$15,731	$31,727	$17,724
4/30/2025	$16,325	$31,512	$17,611
5/31/2025	$17,377	$33,495	$18,741
6/30/2025	$18,870	$35,199	$19,845
7/31/2025	$19,291	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	7.69%	2.13%	6.79%
Class C with sales charge	6.69%	2.13%	6.79%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LADCX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-662-C

09/25

Class F

LADFX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.60%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,947	$9,397	$9,242
9/30/2015	$8,414	$9,164	$8,658
10/31/2015	$8,486	$9,937	$9,150
11/30/2015	$8,690	$9,967	$9,485
12/31/2015	$8,277	$9,810	$9,032
1/31/2016	$7,208	$9,323	$8,054
2/29/2016	$7,013	$9,310	$7,997
3/31/2016	$7,426	$9,942	$8,610
4/30/2016	$7,378	$9,980	$8,695
5/31/2016	$7,586	$10,160	$8,930
6/30/2016	$7,591	$10,186	$8,889
7/31/2016	$8,195	$10,561	$9,470
8/31/2016	$8,282	$10,576	$9,570
9/30/2016	$8,421	$10,578	$9,708
10/31/2016	$7,825	$10,385	$9,105
11/30/2016	$8,225	$10,770	$9,919
12/31/2016	$8,064	$10,983	$10,055
1/31/2017	$8,390	$11,191	$10,218
2/28/2017	$8,703	$11,635	$10,469
3/31/2017	$8,738	$11,649	$10,593
4/30/2017	$8,807	$11,769	$10,788
5/31/2017	$8,855	$11,934	$10,690
6/30/2017	$9,099	$12,009	$11,057
7/31/2017	$9,264	$12,256	$11,152
8/31/2017	$9,298	$12,293	$11,139
9/30/2017	$9,746	$12,547	$11,745
10/31/2017	$10,041	$12,840	$11,927
11/30/2017	$10,293	$13,233	$12,269
12/31/2017	$10,493	$13,380	$12,284
1/31/2018	$10,897	$14,147	$12,762
2/28/2018	$11,002	$13,625	$12,399
3/31/2018	$11,245	$13,279	$12,566
4/30/2018	$11,497	$13,330	$12,578
5/31/2018	$12,679	$13,651	$13,370
6/30/2018	$12,935	$13,735	$13,475
7/31/2018	$12,874	$14,246	$13,707
8/31/2018	$14,547	$14,710	$14,560
9/30/2018	$14,513	$14,794	$14,219
10/31/2018	$12,483	$13,783	$12,420
11/30/2018	$12,348	$14,064	$12,614
12/31/2018	$11,041	$12,794	$11,140
1/31/2019	$12,787	$13,819	$12,427
2/28/2019	$14,180	$14,263	$13,229
3/31/2019	$14,026	$14,540	$13,050
4/30/2019	$14,374	$15,129	$13,448
5/31/2019	$13,992	$14,167	$12,450
6/30/2019	$15,311	$15,166	$13,409
7/31/2019	$15,762	$15,384	$13,540
8/31/2019	$14,928	$15,140	$12,956
9/30/2019	$13,575	$15,423	$12,849
10/31/2019	$13,872	$15,757	$13,215
11/30/2019	$14,372	$16,329	$13,993
12/31/2019	$14,589	$16,822	$14,313
1/31/2020	$14,911	$16,816	$14,156
2/29/2020	$14,323	$15,431	$13,134
3/31/2020	$12,120	$13,525	$10,626
4/30/2020	$14,134	$15,259	$12,208
5/31/2020	$16,030	$15,986	$13,362
6/30/2020	$17,051	$16,304	$13,875
7/31/2020	$18,184	$17,223	$14,352
8/31/2020	$19,240	$18,461	$15,194
9/30/2020	$19,778	$17,760	$14,868
10/31/2020	$20,254	$17,287	$14,981
11/30/2020	$22,892	$19,180	$17,623
12/31/2020	$25,211	$19,917	$19,270
1/31/2021	$26,289	$19,716	$20,200
2/28/2021	$27,283	$20,260	$20,867
3/31/2021	$25,634	$21,147	$20,210
4/30/2021	$26,790	$22,276	$20,651
5/31/2021	$25,157	$22,431	$20,061
6/30/2021	$26,381	$22,955	$21,002
7/31/2021	$25,888	$23,500	$20,237
8/31/2021	$26,574	$24,215	$20,605
9/30/2021	$25,419	$23,089	$19,815
10/31/2021	$26,851	$24,706	$20,742
11/30/2021	$24,655	$24,535	$19,729
12/31/2021	$24,570	$25,635	$19,817
1/31/2022	$19,976	$24,308	$17,161
2/28/2022	$19,985	$23,580	$17,236
3/31/2022	$19,848	$24,456	$17,314
4/30/2022	$17,191	$22,323	$15,190
5/31/2022	$16,711	$22,364	$14,903
6/30/2022	$15,657	$20,518	$13,981
7/31/2022	$17,165	$22,410	$15,546
8/31/2022	$17,123	$21,496	$15,400
9/30/2022	$15,751	$19,516	$14,014
10/31/2022	$16,728	$21,096	$15,345
11/30/2022	$16,780	$22,275	$15,595
12/31/2022	$15,734	$20,992	$14,594
1/31/2023	$17,045	$22,311	$16,045
2/28/2023	$16,891	$21,767	$15,871
3/31/2023	$17,045	$22,566	$15,480
4/30/2023	$16,625	$22,918	$15,300
5/31/2023	$16,900	$23,018	$15,303
6/30/2023	$17,602	$24,538	$16,571
7/31/2023	$17,834	$25,327	$17,346
8/31/2023	$16,617	$24,923	$16,443
9/30/2023	$15,331	$23,735	$15,359
10/31/2023	$14,020	$23,236	$14,174
11/30/2023	$15,494	$25,358	$15,465
12/31/2023	$17,088	$26,510	$17,316
1/31/2024	$17,183	$26,956	$16,761
2/29/2024	$18,785	$28,395	$18,123
3/31/2024	$19,256	$29,309	$18,629
4/30/2024	$18,091	$28,111	$17,195
5/31/2024	$18,871	$29,505	$18,116
6/30/2024	$19,445	$30,564	$18,086
7/31/2024	$19,445	$30,936	$19,566
8/31/2024	$20,191	$31,687	$19,349
9/30/2024	$20,679	$32,363	$19,607
10/31/2024	$20,482	$32,070	$19,346
11/30/2024	$22,395	$33,952	$21,719
12/31/2024	$20,868	$33,143	$19,941
1/31/2025	$21,254	$34,066	$20,571
2/28/2025	$19,031	$33,621	$19,179
3/31/2025	$17,178	$31,727	$17,724
4/30/2025	$17,847	$31,512	$17,611
5/31/2025	$19,014	$33,495	$18,741
6/30/2025	$20,662	$35,199	$19,845
7/31/2025	$21,117	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	8.60%	3.04%	7.76%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LADFX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-1005-F

09/25

Class F3

LOGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.81%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	S&P 500 Index	Russell 2000 Growth Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,158	$10,112	$10,333
5/31/2017	$10,217	$10,254	$10,239
6/30/2017	$10,498	$10,318	$10,591
7/31/2017	$10,693	$10,530	$10,681
8/31/2017	$10,733	$10,562	$10,669
9/30/2017	$11,249	$10,780	$11,250
10/31/2017	$11,593	$11,032	$11,424
11/30/2017	$11,892	$11,370	$11,752
12/31/2017	$12,119	$11,496	$11,765
1/31/2018	$12,589	$12,155	$12,224
2/28/2018	$12,712	$11,707	$11,876
3/31/2018	$12,997	$11,409	$12,036
4/30/2018	$13,287	$11,453	$12,048
5/31/2018	$14,658	$11,729	$12,806
6/30/2018	$14,957	$11,801	$12,906
7/31/2018	$14,889	$12,240	$13,128
8/31/2018	$16,827	$12,639	$13,946
9/30/2018	$16,790	$12,711	$13,619
10/31/2018	$14,441	$11,842	$11,896
11/30/2018	$14,286	$12,083	$12,082
12/31/2018	$12,781	$10,992	$10,670
1/31/2019	$14,799	$11,873	$11,902
2/28/2019	$16,414	$12,254	$12,671
3/31/2019	$16,241	$12,493	$12,500
4/30/2019	$16,645	$12,998	$12,880
5/31/2019	$16,207	$12,172	$11,925
6/30/2019	$17,735	$13,030	$12,843
7/31/2019	$18,260	$13,218	$12,969
8/31/2019	$17,302	$13,008	$12,409
9/30/2019	$15,734	$13,252	$12,307
10/31/2019	$16,080	$13,539	$12,657
11/30/2019	$16,667	$14,030	$13,402
12/31/2019	$16,921	$14,453	$13,709
1/31/2020	$17,292	$14,448	$13,559
2/29/2020	$16,619	$13,258	$12,580
3/31/2020	$14,064	$11,621	$10,177
4/30/2020	$16,399	$13,111	$11,693
5/31/2020	$18,603	$13,735	$12,798
6/30/2020	$19,791	$14,008	$13,290
7/31/2020	$21,110	$14,798	$13,747
8/31/2020	$22,339	$15,862	$14,553
9/30/2020	$22,964	$15,259	$14,241
10/31/2020	$23,520	$14,853	$14,349
11/30/2020	$26,592	$16,479	$16,880
12/31/2020	$29,280	$17,113	$18,457
1/31/2021	$30,538	$16,940	$19,347
2/28/2021	$31,693	$17,407	$19,986
3/31/2021	$29,786	$18,169	$19,357
4/30/2021	$31,134	$19,139	$19,779
5/31/2021	$29,250	$19,273	$19,214
6/30/2021	$30,672	$19,723	$20,116
7/31/2021	$30,106	$20,191	$19,383
8/31/2021	$30,911	$20,805	$19,735
9/30/2021	$29,570	$19,838	$18,978
10/31/2021	$31,238	$21,227	$19,867
11/30/2021	$28,691	$21,080	$18,897
12/31/2021	$28,602	$22,025	$18,981
1/31/2022	$23,252	$20,885	$16,437
2/28/2022	$23,277	$20,260	$16,508
3/31/2022	$23,114	$21,012	$16,584
4/30/2022	$20,025	$19,180	$14,549
5/31/2022	$19,464	$19,215	$14,274
6/30/2022	$18,244	$17,629	$13,391
7/31/2022	$20,000	$19,254	$14,890
8/31/2022	$19,951	$18,469	$14,750
9/30/2022	$18,366	$16,768	$13,423
10/31/2022	$19,504	$18,126	$14,697
11/30/2022	$19,569	$19,139	$14,937
12/31/2022	$18,350	$18,036	$13,978
1/31/2023	$19,886	$19,169	$15,368
2/28/2023	$19,708	$18,702	$15,202
3/31/2023	$19,886	$19,388	$14,827
4/30/2023	$19,407	$19,691	$14,654
5/31/2023	$19,732	$19,777	$14,657
6/30/2023	$20,553	$21,083	$15,872
7/31/2023	$20,821	$21,761	$16,614
8/31/2023	$19,399	$21,414	$15,749
9/30/2023	$17,903	$20,393	$14,711
10/31/2023	$16,382	$19,964	$13,576
11/30/2023	$18,106	$21,788	$14,812
12/31/2023	$19,968	$22,777	$16,586
1/31/2024	$20,082	$23,160	$16,054
2/29/2024	$21,960	$24,397	$17,358
3/31/2024	$22,512	$25,182	$17,843
4/30/2024	$21,155	$24,153	$16,469
5/31/2024	$22,065	$25,351	$17,351
6/30/2024	$22,748	$26,260	$17,322
7/31/2024	$22,756	$26,580	$18,741
8/31/2024	$23,626	$27,225	$18,533
9/30/2024	$24,204	$27,806	$18,779
10/31/2024	$23,976	$27,554	$18,530
11/30/2024	$26,220	$29,172	$20,802
12/31/2024	$24,428	$28,476	$19,099
1/31/2025	$24,892	$29,269	$19,703
2/28/2025	$22,286	$28,887	$18,369
3/31/2025	$20,127	$27,260	$16,976
4/30/2025	$20,909	$27,075	$16,868
5/31/2025	$22,278	$28,779	$17,950
6/30/2025	$24,216	$30,243	$19,008
7/31/2025	$24,762	$30,921	$19,331

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.81%	3.24%	11.51%
Russell 2000 Growth Index	3.15%	7.06%	8.24%
S&P 500 Index	16.33%	15.88%	14.53%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-8967-F3

09/25

Class I

LADYX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,415	$9,164	$8,658
10/31/2015	$8,488	$9,937	$9,150
11/30/2015	$8,693	$9,967	$9,485
12/31/2015	$8,279	$9,810	$9,032
1/31/2016	$7,211	$9,323	$8,054
2/29/2016	$7,022	$9,310	$7,997
3/31/2016	$7,432	$9,942	$8,610
4/30/2016	$7,384	$9,980	$8,695
5/31/2016	$7,593	$10,160	$8,930
6/30/2016	$7,601	$10,186	$8,889
7/31/2016	$8,204	$10,561	$9,470
8/31/2016	$8,291	$10,576	$9,570
9/30/2016	$8,433	$10,578	$9,708
10/31/2016	$7,838	$10,385	$9,105
11/30/2016	$8,236	$10,770	$9,919
12/31/2016	$8,074	$10,983	$10,055
1/31/2017	$8,405	$11,191	$10,218
2/28/2017	$8,717	$11,635	$10,469
3/31/2017	$8,756	$11,649	$10,593
4/30/2017	$8,823	$11,769	$10,788
5/31/2017	$8,874	$11,934	$10,690
6/30/2017	$9,115	$12,009	$11,057
7/31/2017	$9,285	$12,256	$11,152
8/31/2017	$9,316	$12,293	$11,139
9/30/2017	$9,769	$12,547	$11,745
10/31/2017	$10,065	$12,840	$11,927
11/30/2017	$10,321	$13,233	$12,269
12/31/2017	$10,519	$13,380	$12,284
1/31/2018	$10,925	$14,147	$12,762
2/28/2018	$11,031	$13,625	$12,399
3/31/2018	$11,275	$13,279	$12,566
4/30/2018	$11,528	$13,330	$12,578
5/31/2018	$12,718	$13,651	$13,370
6/30/2018	$12,975	$13,735	$13,475
7/31/2018	$12,916	$14,246	$13,707
8/31/2018	$14,595	$14,710	$14,560
9/30/2018	$14,563	$14,794	$14,219
10/31/2018	$12,525	$13,783	$12,420
11/30/2018	$12,390	$14,064	$12,614
12/31/2018	$11,083	$12,794	$11,140
1/31/2019	$12,833	$13,819	$12,427
2/28/2019	$14,231	$14,263	$13,229
3/31/2019	$14,080	$14,540	$13,050
4/30/2019	$14,427	$15,129	$13,448
5/31/2019	$14,050	$14,167	$12,450
6/30/2019	$15,372	$15,166	$13,409
7/31/2019	$15,830	$15,384	$13,540
8/31/2019	$14,995	$15,140	$12,956
9/30/2019	$13,637	$15,423	$12,849
10/31/2019	$13,934	$15,757	$13,215
11/30/2019	$14,441	$16,329	$13,993
12/31/2019	$14,657	$16,822	$14,313
1/31/2020	$14,981	$16,816	$14,156
2/29/2020	$14,393	$15,431	$13,134
3/31/2020	$12,181	$13,525	$10,626
4/30/2020	$14,208	$15,259	$12,208
5/31/2020	$16,114	$15,986	$13,362
6/30/2020	$17,139	$16,304	$13,875
7/31/2020	$18,284	$17,223	$14,352
8/31/2020	$19,345	$18,461	$15,194
9/30/2020	$19,879	$17,760	$14,868
10/31/2020	$20,364	$17,287	$14,981
11/30/2020	$23,021	$19,180	$17,623
12/31/2020	$25,350	$19,917	$19,270
1/31/2021	$26,437	$19,716	$20,200
2/28/2021	$27,438	$20,260	$20,867
3/31/2021	$25,786	$21,147	$20,210
4/30/2021	$26,950	$22,276	$20,651
5/31/2021	$25,311	$22,431	$20,061
6/30/2021	$26,541	$22,955	$21,002
7/31/2021	$26,046	$23,500	$20,237
8/31/2021	$26,736	$24,215	$20,605
9/30/2021	$25,578	$23,089	$19,815
10/31/2021	$27,022	$24,706	$20,742
11/30/2021	$24,816	$24,535	$19,729
12/31/2021	$24,738	$25,635	$19,817
1/31/2022	$20,111	$24,308	$17,161
2/28/2022	$20,125	$23,580	$17,236
3/31/2022	$19,983	$24,456	$17,314
4/30/2022	$17,310	$22,323	$15,190
5/31/2022	$16,826	$22,364	$14,903
6/30/2022	$15,767	$20,518	$13,981
7/31/2022	$17,288	$22,410	$15,546
8/31/2022	$17,246	$21,496	$15,400
9/30/2022	$15,874	$19,516	$14,014
10/31/2022	$16,848	$21,096	$15,345
11/30/2022	$16,904	$22,275	$15,595
12/31/2022	$15,852	$20,992	$14,594
1/31/2023	$17,182	$22,311	$16,045
2/28/2023	$17,025	$21,767	$15,871
3/31/2023	$17,182	$22,566	$15,480
4/30/2023	$16,762	$22,918	$15,300
5/31/2023	$17,040	$23,018	$15,303
6/30/2023	$17,750	$24,538	$16,571
7/31/2023	$17,978	$25,327	$17,346
8/31/2023	$16,755	$24,923	$16,443
9/30/2023	$15,454	$23,735	$15,359
10/31/2023	$14,139	$23,236	$14,174
11/30/2023	$15,625	$25,358	$15,465
12/31/2023	$17,239	$26,510	$17,316
1/31/2024	$17,331	$26,956	$16,761
2/29/2024	$18,952	$28,395	$18,123
3/31/2024	$19,428	$29,309	$18,629
4/30/2024	$18,255	$28,111	$17,195
5/31/2024	$19,037	$29,505	$18,116
6/30/2024	$19,620	$30,564	$18,086
7/31/2024	$19,627	$30,936	$19,566
8/31/2024	$20,381	$31,687	$19,349
9/30/2024	$20,878	$32,363	$19,607
10/31/2024	$20,679	$32,070	$19,346
11/30/2024	$22,613	$33,952	$21,719
12/31/2024	$21,067	$33,143	$19,941
1/31/2025	$21,466	$34,066	$20,571
2/28/2025	$19,216	$33,621	$19,179
3/31/2025	$17,350	$31,727	$17,724
4/30/2025	$18,026	$31,512	$17,611
5/31/2025	$19,201	$33,495	$18,741
6/30/2025	$20,875	$35,199	$19,845
7/31/2025	$21,338	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	8.72%	3.14%	7.87%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LADYX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-690-I

09/25

Class P

LADPX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$119	1.14%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.23%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,415	$9,164	$8,658
10/31/2015	$8,482	$9,937	$9,150
11/30/2015	$8,686	$9,967	$9,485
12/31/2015	$8,270	$9,810	$9,032
1/31/2016	$7,202	$9,323	$8,054
2/29/2016	$7,008	$9,310	$7,997
3/31/2016	$7,419	$9,942	$8,610
4/30/2016	$7,368	$9,980	$8,695
5/31/2016	$7,576	$10,160	$8,930
6/30/2016	$7,585	$10,186	$8,889
7/31/2016	$8,182	$10,561	$9,470
8/31/2016	$8,270	$10,576	$9,570
9/30/2016	$8,408	$10,578	$9,708
10/31/2016	$7,812	$10,385	$9,105
11/30/2016	$8,209	$10,770	$9,919
12/31/2016	$8,048	$10,983	$10,055
1/31/2017	$8,376	$11,191	$10,218
2/28/2017	$8,681	$11,635	$10,469
3/31/2017	$8,718	$11,649	$10,593
4/30/2017	$8,787	$11,769	$10,788
5/31/2017	$8,833	$11,934	$10,690
6/30/2017	$9,074	$12,009	$11,057
7/31/2017	$9,240	$12,256	$11,152
8/31/2017	$9,268	$12,293	$11,139
9/30/2017	$9,716	$12,547	$11,745
10/31/2017	$10,008	$12,840	$11,927
11/30/2017	$10,262	$13,233	$12,269
12/31/2017	$10,456	$13,380	$12,284
1/31/2018	$10,858	$14,147	$12,762
2/28/2018	$10,960	$13,625	$12,399
3/31/2018	$11,200	$13,279	$12,566
4/30/2018	$11,450	$13,330	$12,578
5/31/2018	$12,628	$13,651	$13,370
6/30/2018	$12,878	$13,735	$13,475
7/31/2018	$12,813	$14,246	$13,707
8/31/2018	$14,477	$14,710	$14,560
9/30/2018	$14,436	$14,794	$14,219
10/31/2018	$12,411	$13,783	$12,420
11/30/2018	$12,276	$14,064	$12,614
12/31/2018	$10,972	$12,794	$11,140
1/31/2019	$12,705	$13,819	$12,427
2/28/2019	$14,083	$14,263	$13,229
3/31/2019	$13,928	$14,540	$13,050
4/30/2019	$14,269	$15,129	$13,448
5/31/2019	$13,891	$14,167	$12,450
6/30/2019	$15,188	$15,166	$13,409
7/31/2019	$15,635	$15,384	$13,540
8/31/2019	$14,803	$15,140	$12,956
9/30/2019	$13,462	$15,423	$12,849
10/31/2019	$13,748	$15,757	$13,215
11/30/2019	$14,243	$16,329	$13,993
12/31/2019	$14,453	$16,822	$14,313
1/31/2020	$14,764	$16,816	$14,156
2/29/2020	$14,181	$15,431	$13,134
3/31/2020	$11,995	$13,525	$10,626
4/30/2020	$13,986	$15,259	$12,208
5/31/2020	$15,853	$15,986	$13,362
6/30/2020	$16,857	$16,304	$13,875
7/31/2020	$17,977	$17,223	$14,352
8/31/2020	$19,011	$18,461	$15,194
9/30/2020	$19,532	$17,760	$14,868
10/31/2020	$19,999	$17,287	$14,981
11/30/2020	$22,607	$19,180	$17,623
12/31/2020	$24,881	$19,917	$19,270
1/31/2021	$25,940	$19,716	$20,200
2/28/2021	$26,912	$20,260	$20,867
3/31/2021	$25,280	$21,147	$20,210
4/30/2021	$26,408	$22,276	$20,651
5/31/2021	$24,794	$22,431	$20,061
6/30/2021	$25,992	$22,955	$21,002
7/31/2021	$25,497	$23,500	$20,237
8/31/2021	$26,165	$24,215	$20,605
9/30/2021	$25,020	$23,089	$19,815
10/31/2021	$26,417	$24,706	$20,742
11/30/2021	$24,256	$24,535	$19,729
12/31/2021	$24,167	$25,635	$19,817
1/31/2022	$19,642	$24,308	$17,161
2/28/2022	$19,642	$23,580	$17,236
3/31/2022	$19,505	$24,456	$17,314
4/30/2022	$16,884	$22,323	$15,190
5/31/2022	$16,413	$22,364	$14,903
6/30/2022	$15,372	$20,518	$13,981
7/31/2022	$16,844	$22,410	$15,546
8/31/2022	$16,795	$21,496	$15,400
9/30/2022	$15,451	$19,516	$14,014
10/31/2022	$16,403	$21,096	$15,345
11/30/2022	$16,452	$22,275	$15,595
12/31/2022	$15,421	$20,992	$14,594
1/31/2023	$16,707	$22,311	$16,045
2/28/2023	$16,550	$21,767	$15,871
3/31/2023	$16,687	$22,566	$15,480
4/30/2023	$16,275	$22,918	$15,300
5/31/2023	$16,540	$23,018	$15,303
6/30/2023	$17,227	$24,538	$16,571
7/31/2023	$17,443	$25,327	$17,346
8/31/2023	$16,246	$24,923	$16,443
9/30/2023	$14,979	$23,735	$15,359
10/31/2023	$13,703	$23,236	$14,174
11/30/2023	$15,136	$25,358	$15,465
12/31/2023	$16,687	$26,510	$17,316
1/31/2024	$16,776	$26,956	$16,761
2/29/2024	$18,337	$28,395	$18,123
3/31/2024	$18,788	$29,309	$18,629
4/30/2024	$17,649	$28,111	$17,195
5/31/2024	$18,395	$29,505	$18,116
6/30/2024	$18,955	$30,564	$18,086
7/31/2024	$18,955	$30,936	$19,566
8/31/2024	$19,672	$31,687	$19,349
9/30/2024	$20,143	$32,363	$19,607
10/31/2024	$19,946	$32,070	$19,346
11/30/2024	$21,802	$33,952	$21,719
12/31/2024	$20,310	$33,143	$19,941
1/31/2025	$20,683	$34,066	$20,571
2/28/2025	$18,513	$33,621	$19,179
3/31/2025	$16,707	$31,727	$17,724
4/30/2025	$17,345	$31,512	$17,611
5/31/2025	$18,474	$33,495	$18,741
6/30/2025	$20,074	$35,199	$19,845
7/31/2025	$20,516	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	8.23%	2.68%	7.45%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LADPX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-695-P

09/25

Class R2

LADQX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$134	1.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.09%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,945	$9,397	$9,242
9/30/2015	$8,409	$9,164	$8,658
10/31/2015	$8,477	$9,937	$9,150
11/30/2015	$8,677	$9,967	$9,485
12/31/2015	$8,259	$9,810	$9,032
1/31/2016	$7,187	$9,323	$8,054
2/29/2016	$6,993	$9,310	$7,997
3/31/2016	$7,401	$9,942	$8,610
4/30/2016	$7,350	$9,980	$8,695
5/31/2016	$7,554	$10,160	$8,930
6/30/2016	$7,559	$10,186	$8,889
7/31/2016	$8,153	$10,561	$9,470
8/31/2016	$8,236	$10,576	$9,570
9/30/2016	$8,375	$10,578	$9,708
10/31/2016	$7,777	$10,385	$9,105
11/30/2016	$8,171	$10,770	$9,919
12/31/2016	$8,009	$10,983	$10,055
1/31/2017	$8,329	$11,191	$10,218
2/28/2017	$8,635	$11,635	$10,469
3/31/2017	$8,668	$11,649	$10,593
4/30/2017	$8,733	$11,769	$10,788
5/31/2017	$8,779	$11,934	$10,690
6/30/2017	$9,011	$12,009	$11,057
7/31/2017	$9,173	$12,256	$11,152
8/31/2017	$9,201	$12,293	$11,139
9/30/2017	$9,642	$12,547	$11,745
10/31/2017	$9,930	$12,840	$11,927
11/30/2017	$10,176	$13,233	$12,269
12/31/2017	$10,366	$13,380	$12,284
1/31/2018	$10,760	$14,147	$12,762
2/28/2018	$10,862	$13,625	$12,399
3/31/2018	$11,099	$13,279	$12,566
4/30/2018	$11,340	$13,330	$12,578
5/31/2018	$12,500	$13,651	$13,370
6/30/2018	$12,746	$13,735	$13,475
7/31/2018	$12,681	$14,246	$13,707
8/31/2018	$14,324	$14,710	$14,560
9/30/2018	$14,287	$14,794	$14,219
10/31/2018	$12,282	$13,783	$12,420
11/30/2018	$12,140	$14,064	$12,614
12/31/2018	$10,856	$12,794	$11,140
1/31/2019	$12,566	$13,819	$12,427
2/28/2019	$13,926	$14,263	$13,229
3/31/2019	$13,775	$14,540	$13,050
4/30/2019	$14,107	$15,129	$13,448
5/31/2019	$13,732	$14,167	$12,450
6/30/2019	$15,016	$15,166	$13,409
7/31/2019	$15,454	$15,384	$13,540
8/31/2019	$14,627	$15,140	$12,956
9/30/2019	$13,299	$15,423	$12,849
10/31/2019	$13,581	$15,757	$13,215
11/30/2019	$14,067	$16,329	$13,993
12/31/2019	$14,272	$16,822	$14,313
1/31/2020	$14,580	$16,816	$14,156
2/29/2020	$14,004	$15,431	$13,134
3/31/2020	$11,842	$13,525	$10,626
4/30/2020	$13,807	$15,259	$12,208
5/31/2020	$15,645	$15,986	$13,362
6/30/2020	$16,639	$16,304	$13,875
7/31/2020	$17,736	$17,223	$14,352
8/31/2020	$18,762	$18,461	$15,194
9/30/2020	$19,275	$17,760	$14,868
10/31/2020	$19,724	$17,287	$14,981
11/30/2020	$22,290	$19,180	$17,623
12/31/2020	$24,533	$19,917	$19,270
1/31/2021	$25,575	$19,716	$20,200
2/28/2021	$26,529	$20,260	$20,867
3/31/2021	$24,922	$21,147	$20,210
4/30/2021	$26,034	$22,276	$20,651
5/31/2021	$24,436	$22,431	$20,061
6/30/2021	$25,610	$22,955	$21,002
7/31/2021	$25,125	$23,500	$20,237
8/31/2021	$25,778	$24,215	$20,605
9/30/2021	$24,648	$23,089	$19,815
10/31/2021	$26,026	$24,706	$20,742
11/30/2021	$23,887	$24,535	$19,729
12/31/2021	$23,797	$25,635	$19,817
1/31/2022	$19,332	$24,308	$17,161
2/28/2022	$19,342	$23,580	$17,236
3/31/2022	$19,192	$24,456	$17,314
4/30/2022	$16,624	$22,323	$15,190
5/31/2022	$16,152	$22,364	$14,903
6/30/2022	$15,129	$20,518	$13,981
7/31/2022	$16,574	$22,410	$15,546
8/31/2022	$16,523	$21,496	$15,400
9/30/2022	$15,199	$19,516	$14,014
10/31/2022	$16,132	$21,096	$15,345
11/30/2022	$16,182	$22,275	$15,595
12/31/2022	$15,159	$20,992	$14,594
1/31/2023	$16,423	$22,311	$16,045
2/28/2023	$16,263	$21,767	$15,871
3/31/2023	$16,403	$22,566	$15,480
4/30/2023	$16,002	$22,918	$15,300
5/31/2023	$16,252	$23,018	$15,303
6/30/2023	$16,925	$24,538	$16,571
7/31/2023	$17,135	$25,327	$17,346
8/31/2023	$15,962	$24,923	$16,443
9/30/2023	$14,718	$23,735	$15,359
10/31/2023	$13,453	$23,236	$14,174
11/30/2023	$14,858	$25,358	$15,465
12/31/2023	$16,383	$26,510	$17,316
1/31/2024	$16,463	$26,956	$16,761
2/29/2024	$17,998	$28,395	$18,123
3/31/2024	$18,440	$29,309	$18,629
4/30/2024	$17,316	$28,111	$17,195
5/31/2024	$18,058	$29,505	$18,116
6/30/2024	$18,600	$30,564	$18,086
7/31/2024	$18,590	$30,936	$19,566
8/31/2024	$19,292	$31,687	$19,349
9/30/2024	$19,754	$32,363	$19,607
10/31/2024	$19,553	$32,070	$19,346
11/30/2024	$21,379	$33,952	$21,719
12/31/2024	$19,904	$33,143	$19,941
1/31/2025	$20,275	$34,066	$20,571
2/28/2025	$18,139	$33,621	$19,179
3/31/2025	$16,373	$31,727	$17,724
4/30/2025	$16,995	$31,512	$17,611
5/31/2025	$18,098	$33,495	$18,741
6/30/2025	$19,663	$35,199	$19,845
7/31/2025	$20,095	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.09%	2.53%	7.23%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LADQX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-1044-R2

09/25

Class R3

LADRX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.17%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,945	$9,397	$9,242
9/30/2015	$8,412	$9,164	$8,658
10/31/2015	$8,479	$9,937	$9,150
11/30/2015	$8,681	$9,967	$9,485
12/31/2015	$8,264	$9,810	$9,032
1/31/2016	$7,193	$9,323	$8,054
2/29/2016	$7,000	$9,310	$7,997
3/31/2016	$7,408	$9,942	$8,610
4/30/2016	$7,358	$9,980	$8,695
5/31/2016	$7,564	$10,160	$8,930
6/30/2016	$7,568	$10,186	$8,889
7/31/2016	$8,163	$10,561	$9,470
8/31/2016	$8,246	$10,576	$9,570
9/30/2016	$8,383	$10,578	$9,708
10/31/2016	$7,788	$10,385	$9,105
11/30/2016	$8,182	$10,770	$9,919
12/31/2016	$8,017	$10,983	$10,055
1/31/2017	$8,342	$11,191	$10,218
2/28/2017	$8,649	$11,635	$10,469
3/31/2017	$8,681	$11,649	$10,593
4/30/2017	$8,745	$11,769	$10,788
5/31/2017	$8,795	$11,934	$10,690
6/30/2017	$9,029	$12,009	$11,057
7/31/2017	$9,194	$12,256	$11,152
8/31/2017	$9,221	$12,293	$11,139
9/30/2017	$9,661	$12,547	$11,745
10/31/2017	$9,954	$12,840	$11,927
11/30/2017	$10,201	$13,233	$12,269
12/31/2017	$10,393	$13,380	$12,284
1/31/2018	$10,787	$14,147	$12,762
2/28/2018	$10,888	$13,625	$12,399
3/31/2018	$11,126	$13,279	$12,566
4/30/2018	$11,373	$13,330	$12,578
5/31/2018	$12,540	$13,651	$13,370
6/30/2018	$12,788	$13,735	$13,475
7/31/2018	$12,723	$14,246	$13,707
8/31/2018	$14,372	$14,710	$14,560
9/30/2018	$14,335	$14,794	$14,219
10/31/2018	$12,321	$13,783	$12,420
11/30/2018	$12,181	$14,064	$12,614
12/31/2018	$10,891	$12,794	$11,140
1/31/2019	$12,612	$13,819	$12,427
2/28/2019	$13,976	$14,263	$13,229
3/31/2019	$13,822	$14,540	$13,050
4/30/2019	$14,161	$15,129	$13,448
5/31/2019	$13,786	$14,167	$12,450
6/30/2019	$15,076	$15,166	$13,409
7/31/2019	$15,513	$15,384	$13,540
8/31/2019	$14,689	$15,140	$12,956
9/30/2019	$13,355	$15,423	$12,849
10/31/2019	$13,638	$15,757	$13,215
11/30/2019	$14,128	$16,329	$13,993
12/31/2019	$14,336	$16,822	$14,313
1/31/2020	$14,644	$16,816	$14,156
2/29/2020	$14,066	$15,431	$13,134
3/31/2020	$11,896	$13,525	$10,626
4/30/2020	$13,874	$15,259	$12,208
5/31/2020	$15,729	$15,986	$13,362
6/30/2020	$16,721	$16,304	$13,875
7/31/2020	$17,829	$17,223	$14,352
8/31/2020	$18,860	$18,461	$15,194
9/30/2020	$19,376	$17,760	$14,868
10/31/2020	$19,838	$17,287	$14,981
11/30/2020	$22,417	$19,180	$17,623
12/31/2020	$24,675	$19,917	$19,270
1/31/2021	$25,722	$19,716	$20,200
2/28/2021	$26,683	$20,260	$20,867
3/31/2021	$25,061	$21,147	$20,210
4/30/2021	$26,185	$22,276	$20,651
5/31/2021	$24,589	$22,431	$20,061
6/30/2021	$25,764	$22,955	$21,002
7/31/2021	$25,275	$23,500	$20,237
8/31/2021	$25,936	$24,215	$20,605
9/30/2021	$24,803	$23,089	$19,815
10/31/2021	$26,194	$24,706	$20,742
11/30/2021	$24,038	$24,535	$19,729
12/31/2021	$23,951	$25,635	$19,817
1/31/2022	$19,467	$24,308	$17,161
2/28/2022	$19,477	$23,580	$17,236
3/31/2022	$19,332	$24,456	$17,314
4/30/2022	$16,740	$22,323	$15,190
5/31/2022	$16,265	$22,364	$14,903
6/30/2022	$15,236	$20,518	$13,981
7/31/2022	$16,692	$22,410	$15,546
8/31/2022	$16,643	$21,496	$15,400
9/30/2022	$15,314	$19,516	$14,014
10/31/2022	$16,255	$21,096	$15,345
11/30/2022	$16,304	$22,275	$15,595
12/31/2022	$15,275	$20,992	$14,594
1/31/2023	$16,546	$22,311	$16,045
2/28/2023	$16,391	$21,767	$15,871
3/31/2023	$16,537	$22,566	$15,480
4/30/2023	$16,129	$22,918	$15,300
5/31/2023	$16,381	$23,018	$15,303
6/30/2023	$17,061	$24,538	$16,571
7/31/2023	$17,274	$25,327	$17,346
8/31/2023	$16,090	$24,923	$16,443
9/30/2023	$14,838	$23,735	$15,359
10/31/2023	$13,567	$23,236	$14,174
11/30/2023	$14,994	$25,358	$15,465
12/31/2023	$16,527	$26,510	$17,316
1/31/2024	$16,614	$26,956	$16,761
2/29/2024	$18,157	$28,395	$18,123
3/31/2024	$18,604	$29,309	$18,629
4/30/2024	$17,478	$28,111	$17,195
5/31/2024	$18,215	$29,505	$18,116
6/30/2024	$18,769	$30,564	$18,086
7/31/2024	$18,769	$30,936	$19,566
8/31/2024	$19,477	$31,687	$19,349
9/30/2024	$19,943	$32,363	$19,607
10/31/2024	$19,739	$32,070	$19,346
11/30/2024	$21,583	$33,952	$21,719
12/31/2024	$20,098	$33,143	$19,941
1/31/2025	$20,467	$34,066	$20,571
2/28/2025	$18,313	$33,621	$19,179
3/31/2025	$16,537	$31,727	$17,724
4/30/2025	$17,167	$31,512	$17,611
5/31/2025	$18,283	$33,495	$18,741
6/30/2025	$19,865	$35,199	$19,845
7/31/2025	$20,302	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.17%	2.63%	7.34%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LADRX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-2049-R3

09/25

Class R4

LADSX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$98	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.42%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,413	$9,164	$8,658
10/31/2015	$8,483	$9,937	$9,150
11/30/2015	$8,689	$9,967	$9,485
12/31/2015	$8,272	$9,810	$9,032
1/31/2016	$7,205	$9,323	$8,054
2/29/2016	$7,012	$9,310	$7,997
3/31/2016	$7,420	$9,942	$8,610
4/30/2016	$7,371	$9,980	$8,695
5/31/2016	$7,577	$10,160	$8,930
6/30/2016	$7,582	$10,186	$8,889
7/31/2016	$8,182	$10,561	$9,470
8/31/2016	$8,268	$10,576	$9,570
9/30/2016	$8,407	$10,578	$9,708
10/31/2016	$7,815	$10,385	$9,105
11/30/2016	$8,209	$10,770	$9,919
12/31/2016	$8,048	$10,983	$10,055
1/31/2017	$8,375	$11,191	$10,218
2/28/2017	$8,685	$11,635	$10,469
3/31/2017	$8,716	$11,649	$10,593
4/30/2017	$8,783	$11,769	$10,788
5/31/2017	$8,833	$11,934	$10,690
6/30/2017	$9,070	$12,009	$11,057
7/31/2017	$9,236	$12,256	$11,152
8/31/2017	$9,267	$12,293	$11,139
9/30/2017	$9,716	$12,547	$11,745
10/31/2017	$10,007	$12,840	$11,927
11/30/2017	$10,258	$13,233	$12,269
12/31/2017	$10,456	$13,380	$12,284
1/31/2018	$10,855	$14,147	$12,762
2/28/2018	$10,958	$13,625	$12,399
3/31/2018	$11,200	$13,279	$12,566
4/30/2018	$11,451	$13,330	$12,578
5/31/2018	$12,626	$13,651	$13,370
6/30/2018	$12,881	$13,735	$13,475
7/31/2018	$12,818	$14,246	$13,707
8/31/2018	$14,482	$14,710	$14,560
9/30/2018	$14,446	$14,794	$14,219
10/31/2018	$12,424	$13,783	$12,420
11/30/2018	$12,289	$14,064	$12,614
12/31/2018	$10,983	$12,794	$11,140
1/31/2019	$12,724	$13,819	$12,427
2/28/2019	$14,106	$14,263	$13,229
3/31/2019	$13,951	$14,540	$13,050
4/30/2019	$14,291	$15,129	$13,448
5/31/2019	$13,916	$14,167	$12,450
6/30/2019	$15,221	$15,166	$13,409
7/31/2019	$15,668	$15,384	$13,540
8/31/2019	$14,839	$15,140	$12,956
9/30/2019	$13,492	$15,423	$12,849
10/31/2019	$13,784	$15,757	$13,215
11/30/2019	$14,283	$16,329	$13,993
12/31/2019	$14,498	$16,822	$14,313
1/31/2020	$14,808	$16,816	$14,156
2/29/2020	$14,232	$15,431	$13,134
3/31/2020	$12,038	$13,525	$10,626
4/30/2020	$14,040	$15,259	$12,208
5/31/2020	$15,916	$15,986	$13,362
6/30/2020	$16,927	$16,304	$13,875
7/31/2020	$18,050	$17,223	$14,352
8/31/2020	$19,099	$18,461	$15,194
9/30/2020	$19,623	$17,760	$14,868
10/31/2020	$20,096	$17,287	$14,981
11/30/2020	$22,720	$19,180	$17,623
12/31/2020	$25,004	$19,917	$19,270
1/31/2021	$26,077	$19,716	$20,200
2/28/2021	$27,059	$20,260	$20,867
3/31/2021	$25,422	$21,147	$20,210
4/30/2021	$26,560	$22,276	$20,651
5/31/2021	$24,947	$22,431	$20,061
6/30/2021	$26,151	$22,955	$21,002
7/31/2021	$25,659	$23,500	$20,237
8/31/2021	$26,331	$24,215	$20,605
9/30/2021	$25,185	$23,089	$19,815
10/31/2021	$26,601	$24,706	$20,742
11/30/2021	$24,422	$24,535	$19,729
12/31/2021	$24,339	$25,635	$19,817
1/31/2022	$19,783	$24,308	$17,161
2/28/2022	$19,793	$23,580	$17,236
3/31/2022	$19,655	$24,456	$17,314
4/30/2022	$17,019	$22,323	$15,190
5/31/2022	$16,541	$22,364	$14,903
6/30/2022	$15,494	$20,518	$13,981
7/31/2022	$16,982	$22,410	$15,546
8/31/2022	$16,936	$21,496	$15,400
9/30/2022	$15,586	$19,516	$14,014
10/31/2022	$16,551	$21,096	$15,345
11/30/2022	$16,596	$22,275	$15,595
12/31/2022	$15,559	$20,992	$14,594
1/31/2023	$16,863	$22,311	$16,045
2/28/2023	$16,707	$21,767	$15,871
3/31/2023	$16,854	$22,566	$15,480
4/30/2023	$16,440	$22,918	$15,300
5/31/2023	$16,707	$23,018	$15,303
6/30/2023	$17,405	$24,538	$16,571
7/31/2023	$17,625	$25,327	$17,346
8/31/2023	$16,422	$24,923	$16,443
9/30/2023	$15,145	$23,735	$15,359
10/31/2023	$13,850	$23,236	$14,174
11/30/2023	$15,301	$25,358	$15,465
12/31/2023	$16,881	$26,510	$17,316
1/31/2024	$16,964	$26,956	$16,761
2/29/2024	$18,553	$28,395	$18,123
3/31/2024	$19,012	$29,309	$18,629
4/30/2024	$17,855	$28,111	$17,195
5/31/2024	$18,626	$29,505	$18,116
6/30/2024	$19,186	$30,564	$18,086
7/31/2024	$19,196	$30,936	$19,566
8/31/2024	$19,921	$31,687	$19,349
9/30/2024	$20,399	$32,363	$19,607
10/31/2024	$20,206	$32,070	$19,346
11/30/2024	$22,089	$33,952	$21,719
12/31/2024	$20,573	$33,143	$19,941
1/31/2025	$20,959	$34,066	$20,571
2/28/2025	$18,764	$33,621	$19,179
3/31/2025	$16,936	$31,727	$17,724
4/30/2025	$17,588	$31,512	$17,611
5/31/2025	$18,736	$33,495	$18,741
6/30/2025	$20,362	$35,199	$19,845
7/31/2025	$20,812	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.42%	2.89%	7.60%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LADSX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-8702-R4

09/25

Class R5

LADTX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,953	$9,397	$9,242
9/30/2015	$8,418	$9,164	$8,658
10/31/2015	$8,491	$9,937	$9,150
11/30/2015	$8,696	$9,967	$9,485
12/31/2015	$8,282	$9,810	$9,032
1/31/2016	$7,213	$9,323	$8,054
2/29/2016	$7,020	$9,310	$7,997
3/31/2016	$7,434	$9,942	$8,610
4/30/2016	$7,387	$9,980	$8,695
5/31/2016	$7,596	$10,160	$8,930
6/30/2016	$7,604	$10,186	$8,889
7/31/2016	$8,207	$10,561	$9,470
8/31/2016	$8,294	$10,576	$9,570
9/30/2016	$8,436	$10,578	$9,708
10/31/2016	$7,840	$10,385	$9,105
11/30/2016	$8,239	$10,770	$9,919
12/31/2016	$8,077	$10,983	$10,055
1/31/2017	$8,408	$11,191	$10,218
2/28/2017	$8,720	$11,635	$10,469
3/31/2017	$8,759	$11,649	$10,593
4/30/2017	$8,826	$11,769	$10,788
5/31/2017	$8,878	$11,934	$10,690
6/30/2017	$9,118	$12,009	$11,057
7/31/2017	$9,288	$12,256	$11,152
8/31/2017	$9,319	$12,293	$11,139
9/30/2017	$9,769	$12,547	$11,745
10/31/2017	$10,069	$12,840	$11,927
11/30/2017	$10,325	$13,233	$12,269
12/31/2017	$10,522	$13,380	$12,284
1/31/2018	$10,929	$14,147	$12,762
2/28/2018	$11,035	$13,625	$12,399
3/31/2018	$11,280	$13,279	$12,566
4/30/2018	$11,532	$13,330	$12,578
5/31/2018	$12,723	$13,651	$13,370
6/30/2018	$12,979	$13,735	$13,475
7/31/2018	$12,920	$14,246	$13,707
8/31/2018	$14,600	$14,710	$14,560
9/30/2018	$14,565	$14,794	$14,219
10/31/2018	$12,530	$13,783	$12,420
11/30/2018	$12,395	$14,064	$12,614
12/31/2018	$11,082	$12,794	$11,140
1/31/2019	$12,838	$13,819	$12,427
2/28/2019	$14,236	$14,263	$13,229
3/31/2019	$14,085	$14,540	$13,050
4/30/2019	$14,432	$15,129	$13,448
5/31/2019	$14,055	$14,167	$12,450
6/30/2019	$15,378	$15,166	$13,409
7/31/2019	$15,831	$15,384	$13,540
8/31/2019	$14,996	$15,140	$12,956
9/30/2019	$13,642	$15,423	$12,849
10/31/2019	$13,939	$15,757	$13,215
11/30/2019	$14,441	$16,329	$13,993
12/31/2019	$14,663	$16,822	$14,313
1/31/2020	$14,980	$16,816	$14,156
2/29/2020	$14,399	$15,431	$13,134
3/31/2020	$12,180	$13,525	$10,626
4/30/2020	$14,207	$15,259	$12,208
5/31/2020	$16,120	$15,986	$13,362
6/30/2020	$17,145	$16,304	$13,875
7/31/2020	$18,285	$17,223	$14,352
8/31/2020	$19,352	$18,461	$15,194
9/30/2020	$19,886	$17,760	$14,868
10/31/2020	$20,372	$17,287	$14,981
11/30/2020	$23,030	$19,180	$17,623
12/31/2020	$25,359	$19,917	$19,270
1/31/2021	$26,446	$19,716	$20,200
2/28/2021	$27,448	$20,260	$20,867
3/31/2021	$25,795	$21,147	$20,210
4/30/2021	$26,960	$22,276	$20,651
5/31/2021	$25,320	$22,431	$20,061
6/30/2021	$26,550	$22,955	$21,002
7/31/2021	$26,056	$23,500	$20,237
8/31/2021	$26,746	$24,215	$20,605
9/30/2021	$25,587	$23,089	$19,815
10/31/2021	$27,032	$24,706	$20,742
11/30/2021	$24,825	$24,535	$19,729
12/31/2021	$24,747	$25,635	$19,817
1/31/2022	$20,118	$24,308	$17,161
2/28/2022	$20,132	$23,580	$17,236
3/31/2022	$19,990	$24,456	$17,314
4/30/2022	$17,316	$22,323	$15,190
5/31/2022	$16,832	$22,364	$14,903
6/30/2022	$15,773	$20,518	$13,981
7/31/2022	$17,295	$22,410	$15,546
8/31/2022	$17,252	$21,496	$15,400
9/30/2022	$15,879	$19,516	$14,014
10/31/2022	$16,854	$21,096	$15,345
11/30/2022	$16,911	$22,275	$15,595
12/31/2022	$15,858	$20,992	$14,594
1/31/2023	$17,188	$22,311	$16,045
2/28/2023	$17,032	$21,767	$15,871
3/31/2023	$17,188	$22,566	$15,480
4/30/2023	$16,768	$22,918	$15,300
5/31/2023	$17,046	$23,018	$15,303
6/30/2023	$17,757	$24,538	$16,571
7/31/2023	$17,984	$25,327	$17,346
8/31/2023	$16,761	$24,923	$16,443
9/30/2023	$15,460	$23,735	$15,359
10/31/2023	$14,144	$23,236	$14,174
11/30/2023	$15,631	$25,358	$15,465
12/31/2023	$17,245	$26,510	$17,316
1/31/2024	$17,337	$26,956	$16,761
2/29/2024	$18,959	$28,395	$18,123
3/31/2024	$19,435	$29,309	$18,629
4/30/2024	$18,262	$28,111	$17,195
5/31/2024	$19,044	$29,505	$18,116
6/30/2024	$19,627	$30,564	$18,086
7/31/2024	$19,634	$30,936	$19,566
8/31/2024	$20,388	$31,687	$19,349
9/30/2024	$20,879	$32,363	$19,607
10/31/2024	$20,680	$32,070	$19,346
11/30/2024	$22,621	$33,952	$21,719
12/31/2024	$21,075	$33,143	$19,941
1/31/2025	$21,474	$34,066	$20,571
2/28/2025	$19,223	$33,621	$19,179
3/31/2025	$17,356	$31,727	$17,724
4/30/2025	$18,033	$31,512	$17,611
5/31/2025	$19,208	$33,495	$18,741
6/30/2025	$20,876	$35,199	$19,845
7/31/2025	$21,346	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.72%	3.14%	7.88%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LADTX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-8734-R5

09/25

Class R6

LADVX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 8.85%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 3.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 16.33% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Credo Technology Group Holdings Ltd. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Reddit, Inc.

Top detractors from performance:

Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to FTAI Aviation Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	S&P 500 Index	Russell 2000 Growth Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$8,949	$9,397	$9,242
9/30/2015	$8,419	$9,164	$8,658
10/31/2015	$8,491	$9,937	$9,150
11/30/2015	$8,697	$9,967	$9,485
12/31/2015	$8,287	$9,810	$9,032
1/31/2016	$7,218	$9,323	$8,054
2/29/2016	$7,029	$9,310	$7,997
3/31/2016	$7,439	$9,942	$8,610
4/30/2016	$7,396	$9,980	$8,695
5/31/2016	$7,605	$10,160	$8,930
6/30/2016	$7,613	$10,186	$8,889
7/31/2016	$8,220	$10,561	$9,470
8/31/2016	$8,306	$10,576	$9,570
9/30/2016	$8,448	$10,578	$9,708
10/31/2016	$7,853	$10,385	$9,105
11/30/2016	$8,251	$10,770	$9,919
12/31/2016	$8,094	$10,983	$10,055
1/31/2017	$8,425	$11,191	$10,218
2/28/2017	$8,740	$11,635	$10,469
3/31/2017	$8,780	$11,649	$10,593
4/30/2017	$8,847	$11,769	$10,788
5/31/2017	$8,902	$11,934	$10,690
6/30/2017	$9,142	$12,009	$11,057
7/31/2017	$9,312	$12,256	$11,152
8/31/2017	$9,347	$12,293	$11,139
9/30/2017	$9,797	$12,547	$11,745
10/31/2017	$10,096	$12,840	$11,927
11/30/2017	$10,356	$13,233	$12,269
12/31/2017	$10,554	$13,380	$12,284
1/31/2018	$10,964	$14,147	$12,762
2/28/2018	$11,070	$13,625	$12,399
3/31/2018	$11,318	$13,279	$12,566
4/30/2018	$11,571	$13,330	$12,578
5/31/2018	$12,765	$13,651	$13,370
6/30/2018	$13,022	$13,735	$13,475
7/31/2018	$12,962	$14,246	$13,707
8/31/2018	$14,654	$14,710	$14,560
9/30/2018	$14,618	$14,794	$14,219
10/31/2018	$12,576	$13,783	$12,420
11/30/2018	$12,441	$14,064	$12,614
12/31/2018	$11,125	$12,794	$11,140
1/31/2019	$12,888	$13,819	$12,427
2/28/2019	$14,294	$14,263	$13,229
3/31/2019	$14,144	$14,540	$13,050
4/30/2019	$14,495	$15,129	$13,448
5/31/2019	$14,114	$14,167	$12,450
6/30/2019	$15,445	$15,166	$13,409
7/31/2019	$15,902	$15,384	$13,540
8/31/2019	$15,063	$15,140	$12,956
9/30/2019	$13,702	$15,423	$12,849
10/31/2019	$14,003	$15,757	$13,215
11/30/2019	$14,514	$16,329	$13,993
12/31/2019	$14,730	$16,822	$14,313
1/31/2020	$15,059	$16,816	$14,156
2/29/2020	$14,472	$15,431	$13,134
3/31/2020	$12,248	$13,525	$10,626
4/30/2020	$14,281	$15,259	$12,208
5/31/2020	$16,201	$15,986	$13,362
6/30/2020	$17,235	$16,304	$13,875
7/31/2020	$18,384	$17,223	$14,352
8/31/2020	$19,454	$18,461	$15,194
9/30/2020	$19,992	$17,760	$14,868
10/31/2020	$20,477	$17,287	$14,981
11/30/2020	$23,158	$19,180	$17,623
12/31/2020	$25,499	$19,917	$19,270
1/31/2021	$26,595	$19,716	$20,200
2/28/2021	$27,600	$20,260	$20,867
3/31/2021	$25,940	$21,147	$20,210
4/30/2021	$27,113	$22,276	$20,651
5/31/2021	$25,466	$22,431	$20,061
6/30/2021	$26,711	$22,955	$21,002
7/31/2021	$26,219	$23,500	$20,237
8/31/2021	$26,912	$24,215	$20,605
9/30/2021	$25,752	$23,089	$19,815
10/31/2021	$27,204	$24,706	$20,742
11/30/2021	$24,986	$24,535	$19,729
12/31/2021	$24,908	$25,635	$19,817
1/31/2022	$20,249	$24,308	$17,161
2/28/2022	$20,264	$23,580	$17,236
3/31/2022	$20,129	$24,456	$17,314
4/30/2022	$17,439	$22,323	$15,190
5/31/2022	$16,950	$22,364	$14,903
6/30/2022	$15,888	$20,518	$13,981
7/31/2022	$17,417	$22,410	$15,546
8/31/2022	$17,375	$21,496	$15,400
9/30/2022	$15,994	$19,516	$14,014
10/31/2022	$16,985	$21,096	$15,345
11/30/2022	$17,042	$22,275	$15,595
12/31/2022	$15,980	$20,992	$14,594
1/31/2023	$17,318	$22,311	$16,045
2/28/2023	$17,162	$21,767	$15,871
3/31/2023	$17,318	$22,566	$15,480
4/30/2023	$16,901	$22,918	$15,300
5/31/2023	$17,177	$23,018	$15,303
6/30/2023	$17,899	$24,538	$16,571
7/31/2023	$18,125	$25,327	$17,346
8/31/2023	$16,893	$24,923	$16,443
9/30/2023	$15,591	$23,735	$15,359
10/31/2023	$14,260	$23,236	$14,174
11/30/2023	$15,761	$25,358	$15,465
12/31/2023	$17,389	$26,510	$17,316
1/31/2024	$17,488	$26,956	$16,761
2/29/2024	$19,124	$28,395	$18,123
3/31/2024	$19,605	$29,309	$18,629
4/30/2024	$18,423	$28,111	$17,195
5/31/2024	$19,216	$29,505	$18,116
6/30/2024	$19,803	$30,564	$18,086
7/31/2024	$19,811	$30,936	$19,566
8/31/2024	$20,575	$31,687	$19,349
9/30/2024	$21,078	$32,363	$19,607
10/31/2024	$20,880	$32,070	$19,346
11/30/2024	$22,834	$33,952	$21,719
12/31/2024	$21,273	$33,143	$19,941
1/31/2025	$21,678	$34,066	$20,571
2/28/2025	$19,408	$33,621	$19,179
3/31/2025	$17,528	$31,727	$17,724
4/30/2025	$18,209	$31,512	$17,611
5/31/2025	$19,401	$33,495	$18,741
6/30/2025	$21,089	$35,199	$19,845
7/31/2025	$21,564	$35,989	$20,183

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.85%	3.24%	7.99%
Russell 2000 Growth Index	3.15%	7.06%	7.27%
S&P 500 Index	16.33%	15.88%	13.66%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$1,957,119,130
# of Portfolio Holdings	88
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$11,274,067

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	15.40%
Consumer Staples	4.27%
Financials	5.00%
Health Care	22.30%
Industrials	21.43%
Information Technology	25.55%
Materials	1.73%
Repurchase Agreements	1.47%
Money Market FundsFootnote Reference(a)	1.31%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LADVX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-8766-R6

09/25

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$46,000	$46,000
Audit-Related Fees	- 0 -	0
Total audit and audit-related fees	$46,000	$46,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$46,000	$46,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS AND OTHER IMPORTANT INFORMATION

Lord Abbett
Developing Growth Fund

For the fiscal year ended July 31, 2025

Table of Contents

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

7	Statement of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

14	Notes to Financial Statements (Item 7)

25	Report of Independent Registered Public Accounting Firm (Item 7)

26	Changes in and Disagreements with Accountants (Item 8)

26	Proxy Disclosures (Item 9)

26	Remuneration Paid to Directors, Officers, and Others (Item 10)

26	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.49%

COMMON STOCKS 99.49%

Aerospace & Defense 8.19%
AeroVironment, Inc.*	61,072	$16,345,310
BWX Technologies, Inc.	66,881	10,161,230
Karman Holdings, Inc.*(a)	466,934	24,140,488
Kratos Defense & Security Solutions, Inc.*	558,708	32,796,160
Leonardo DRS, Inc.	413,847	17,216,035
Loar Holdings, Inc.*	321,902	23,791,777
Mercury Systems, Inc.*	271,686	14,287,967
Rocket Lab Corp.*	467,849	21,483,626
Total		160,222,593

Automobile Components 1.64%
Modine Manufacturing Co.*	238,191	32,050,981

Beverages 0.98%
Celsius Holdings, Inc.*	423,626	19,207,203

Biotechnology 13.03%
Abivax SA ADR*	138,439	9,935,767
ADMA Biologics, Inc.*	1,275,740	23,856,338
Arcellx, Inc.*	255,197	18,218,514
Ascendis Pharma AS ADR*	111,187	19,290,944
Bridgebio Pharma, Inc.*	645,707	30,522,570
Insmed, Inc.*	332,120	35,629,834
Madrigal Pharmaceuticals, Inc.*	60,901	18,423,162
Merus NV (Netherlands)*(b)	244,359	16,186,340
Mirum Pharmaceuticals, Inc.*	277,083	14,319,649
Natera, Inc.*	87,610	11,709,953
PTC Therapeutics, Inc.*	278,376	14,506,173
Rhythm Pharmaceuticals, Inc.*	212,008	18,069,442
Soleno Therapeutics, Inc.*	116,158	10,044,182
TG Therapeutics, Inc.*	403,726	14,332,273
Total		255,045,141
Investments	Shares	Fair Value
Broadline Retail 1.99%
Ollie’s Bargain Outlet Holdings, Inc.*	284,681	$38,895,965

Capital Markets 3.59%
Evercore, Inc. Class A	93,415	28,130,993
Piper Sandler Cos.	61,891	19,515,470
StoneX Group, Inc.*	232,109	22,570,279
Total		70,216,742

Communications Equipment 1.25%
Calix, Inc.*	430,540	24,407,313

Construction & Engineering 9.33%
Argan, Inc.	121,921	29,868,207
Comfort Systems USA, Inc.	78,746	55,382,062
Construction Partners, Inc. Class A*	274,671	27,700,570
IES Holdings, Inc.*	83,642	29,531,481
MasTec, Inc.*	211,606	40,037,971
Total		182,520,291

Consumer Staples Distribution & Retail 2.12%
Maplebear, Inc.*	411,738	19,751,072
Sprouts Farmers Market, Inc.*	142,970	21,665,674
Total		41,416,746

Diversified Consumer Services 5.42%
Adtalem Global Education, Inc.*	204,215	23,335,648
Duolingo, Inc.*	62,806	21,765,419
Stride, Inc.*	211,139	27,074,354
Universal Technical Institute, Inc.*	1,051,899	33,892,186
Total		106,067,607

Electronic Equipment, Instruments & Components 3.61%
Badger Meter, Inc.	49,439	9,332,105
Fabrinet (Thailand)*(b)	82,527	26,716,466
Mirion Technologies, Inc.*	1,553,408	34,718,669
Total		70,767,240

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2025

Investments	Shares	Fair Value
Financial Services 1.07%
Chime Financial, Inc. Class A*(a)	437,939	$15,069,481
Remitly Global, Inc.*	358,284	5,911,686
Total		20,981,167

Food Products 0.55%
Vital Farms, Inc.*	288,164	10,719,701

Health Care Equipment & Supplies 3.31%
iRhythm Technologies, Inc.*	205,881	28,860,399
Penumbra, Inc.*	87,602	22,099,356
PROCEPT BioRobotics Corp.*	90,667	4,398,256
TransMedics Group, Inc.*	78,534	9,343,190
Total		64,701,201

Health Care Providers & Services 3.74%
GeneDx Holdings Corp.*	294,831	30,058,021
Guardant Health, Inc.*	644,837	26,425,420
Hinge Health, Inc. Class A*(a)	370,863	16,670,292
Total		73,153,733

Health Care Technology 1.97%
Doximity, Inc. Class A*	255,440	15,007,100
Waystar Holding Corp.*	638,271	23,603,262
Total		38,610,362

Hotels, Restaurants & Leisure 6.73%
Dutch Bros, Inc. Class A*	406,103	24,069,725
Life Time Group Holdings, Inc.*	1,091,176	31,338,575
Planet Fitness, Inc. Class A*	275,027	30,030,198
Sportradar Group AG Class A (Switzerland)*(b)	698,549	20,656,094
Wingstop, Inc.	68,124	25,705,910
Total		131,800,502

Insurance 0.46%
Accelerant Holdings Class A (Cayman Islands)*(b)	326,892	9,002,606
Investments	Shares	Fair Value
Interactive Media & Services 1.43%
Reddit, Inc. Class A*	174,221	$27,978,150

Machinery 2.69%
Crane Co.	142,521	27,901,336
RBC Bearings, Inc.*	63,791	24,708,806
Total		52,610,142

Metals & Mining 1.77%
Carpenter Technology Corp.	139,023	34,670,946

Personal Care Products 0.73%
Oddity Tech Ltd. Class A (Israel)*(b)	204,882	14,356,082

Pharmaceuticals 0.80%
Tarsus Pharmaceuticals, Inc.*	406,248	15,770,547

Professional Services 0.50%
ExlService Holdings, Inc.*	226,934	9,855,744

Semiconductors & Semiconductor Equipment 10.64%
Astera Labs, Inc.*	367,980	50,313,905
Credo Technology Group Holding Ltd.*	575,448	64,191,225
MACOM Technology Solutions Holdings, Inc.*	200,660	27,518,512
Nova Ltd. (Israel)*(b)	105,517	27,707,709
Rambus, Inc.*	294,066	21,740,299
SiTime Corp.*	83,187	16,874,483
Total		208,346,133

Software 10.68%
Agilysys, Inc.*	33,836	3,860,011
Commvault Systems, Inc.*	121,542	23,086,903
Guidewire Software, Inc.*	162,963	36,865,490
Klaviyo, Inc. Class A*	844,487	26,263,546
Life360, Inc.*	154,071	11,800,298
Monday.com Ltd. (Israel)*(b)	63,692	16,705,774
Q2 Holdings, Inc.*	370,631	30,095,237

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2025

Investments	Shares	Fair Value
Software (continued)
Rubrik, Inc. Class A*	357,002	$33,897,340
ServiceTitan, Inc. Class A*	139,858	16,322,827
Unity Software, Inc.*	302,386	10,087,597
Total		208,985,023

Trading Companies & Distributors 1.27%
FTAI Aviation Ltd.	180,099	24,783,423
Total Common Stocks (cost $1,467,630,115)		1,947,143,284

	Principal Amount

SHORT-TERM INVESTMENTS 2.99%

REPURCHASE AGREEMENTS 1.50%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $29,516,500 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $30,055,038; proceeds: $29,468,914 (cost $29,465,640)	$29,465,640	29,465,640

Time Deposits 0.15%
CitiBank N.A.(c) (cost $2,912,432)	2,912,432	2,912,432
Investments	Shares	Fair Value
Money Market Funds 1.34%
Fidelity Government Portfolio(c) (cost $26,211,888)	26,211,888	$26,211,888
Total Short-Term Investments (cost $58,589,960)		58,589,960
Total Investments in Securities 102.48% (cost $1,526,220,075)		2,005,733,244
Other Assets and Liabilities – Net (2.48)%		(48,614,114)
Net Assets 100.00%		$1,957,119,130

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	3

Schedule of Investments (concluded)

July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,947,143,284	$–	$–	$1,947,143,284
Short-Term Investments
Repurchase Agreements	–	29,465,640	–	29,465,640
Time Deposits	–	2,912,432	–	2,912,432
Money Market Funds	26,211,888	–	–	26,211,888
Total	$1,973,355,172	$32,378,072	$–	$2,005,733,244

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2025

ASSETS:
Investments in securities, at cost	$1,526,220,075
Investments in securities, at fair value including $29,077,505 of securities loaned	$2,005,733,244
Receivables:
Investment securities sold	55,107,110
Capital shares sold	402,152
Interest	3,274
Securities lending income	26,923
Prepaid expenses and other assets	55,815
Total assets	2,061,328,518
LIABILITIES:
Payables:
Investment securities purchased	68,174,775
Collateral due to broker for securities lending	29,124,320
Capital shares reacquired	4,612,820
Management fee	835,374
Directors’ fees	355,495
12b-1 distribution plan	295,039
Fund administration	65,131
Accrued expenses	746,434
Total liabilities	104,209,388
Commitments and contingent liabilities	–
NET ASSETS	$1,957,119,130
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,836,345,782
Total distributable earnings/(loss)	120,773,348
Net Assets	$1,957,119,130

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (concluded)

July 31, 2025

Net assets by class:
Class A Shares	$565,439,200
Class C Shares	$17,799,252
Class F Shares	$22,298,485
Class F3 Shares	$301,459,048
Class I Shares	$641,154,849
Class P Shares	$9,753,567
Class R2 Shares	$1,924,210
Class R3 Shares	$41,515,047
Class R4 Shares	$9,251,310
Class R5 Shares	$8,373,791
Class R6 Shares	$338,150,371
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	24,946,922
Class C Shares (35 million shares of common stock authorized, $.001 par value)	1,766,536
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	905,898
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	9,916,926
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	21,399,730
Class P Shares (30 million shares of common stock authorized, $.001 par value)	466,693
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	96,076
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	1,984,817
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	408,261
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	279,520
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	11,124,734
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.67
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$24.05
Class C Shares-Net asset value	$10.08
Class F Shares-Net asset value	$24.61
Class F3 Shares-Net asset value	$30.40
Class I Shares-Net asset value	$29.96
Class P Shares-Net asset value	$20.90
Class R2 Shares-Net asset value	$20.03
Class R3 Shares-Net asset value	$20.92
Class R4 Shares-Net asset value	$22.66
Class R5 Shares-Net asset value	$29.96
Class R6 Shares-Net asset value	$30.40

6	See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $108,343)	$3,676,190
Securities lending net income	302,672
Interest and other	1,301,711
Total investment income	5,280,573
Expenses:
Management fee	11,274,067
12b-1 distribution plan–Class A	1,456,675
12b-1 distribution plan–Class C	185,864
12b-1 distribution plan–Class F	20,795
12b-1 distribution plan–Class P	50,176
12b-1 distribution plan–Class R2	10,707
12b-1 distribution plan–Class R3	215,646
12b-1 distribution plan–Class R4	22,355
Shareholder servicing	1,467,063
Fund administration	881,925
Registration	187,647
Reports to shareholders	178,283
Professional	124,452
Directors’ fees	109,750
Custody	37,957
Other	150,551
Gross expenses	16,373,913
Fees waived and expenses reimbursed (See Note 3)	(37,957)
Net expenses	16,335,956
Net investment loss	(11,055,383)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	304,211,188
Net change in unrealized appreciation/(depreciation) on investments	(135,709,322)
Net realized and unrealized gain/(loss)	168,501,866
Net Increase in Net Assets Resulting From Operations	$157,446,483

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Operations:
Net investment loss	$(11,055,383)	$(11,121,946)
Net realized gain/(loss)	304,211,188	168,683,000
Net change in unrealized appreciation/(depreciation)	(135,709,322)	32,024,106
Net increase in net assets resulting from operations	157,446,483	189,585,160
Distributions to Shareholders
Class A	(161,111)	–
Class F	(25,929)	–
Class F3	(649,231)	–
Class I	(1,569,993)	–
Class R5	(29,870)	–
Class R6	(1,279,741)	–
Total distribution to shareholders	(3,715,875)	–
Capital share transactions (See Note 12):
Net proceeds from sales of shares	359,442,615	430,925,507
Reinvestment of distributions	3,600,641	–
Cost of shares reacquired	(999,694,386)	(908,899,914)
Net decrease in net assets resulting from capital share transactions	(636,651,130)	(477,974,407)
Net decrease in net assets	(482,920,522)	(288,389,247)
NET ASSETS:
Beginning of year	$2,440,039,652	$2,728,428,899
End of year	$1,957,119,130	$2,440,039,652

8	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
7/31/2025	$20.91	$(0.15)	$1.92	$1.77	$(0.01)	$–	$(0.01)
7/31/2024	19.20	(0.12)	1.83	1.71	–	–	–
7/31/2023	18.50	(0.12)	0.82	0.70	–	–	–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	–	(3.34)	(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	–	(2.95)	(2.95)

Class C
7/31/2025	9.36	(0.14)	0.86	0.72	–	–	–
7/31/2024	8.66	(0.12)	0.82	0.70	–	–	–
7/31/2023	8.41	(0.11)	0.36	0.25	–	–	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	–	(3.34)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	–	(2.95)	(2.95)

Class F
7/31/2025	22.69	(0.13)	2.08	1.95	(0.03)	–	(0.03)
7/31/2024	20.81	(0.10)	1.98	1.88	–	–	–
7/31/2023	20.03	(0.10)	0.88	0.78	–	–	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	–	(3.34)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	–	(2.95)	(2.95)

Class F3
7/31/2025	27.99	(0.10)	2.57	2.47	(0.06)	–	(0.06)
7/31/2024	25.61	(0.08)	2.46	2.38	–	–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–	–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–	(3.34)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	–	(2.95)	(2.95)

Class I
7/31/2025	27.61	(0.13)	2.54	2.41	(0.06)	–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–	–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–	–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–	(3.34)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	–	(2.95)	(2.95)

Class P
7/31/2025	19.31	(0.18)	1.77	1.59	–	–	–
7/31/2024	17.77	(0.15)	1.69	1.54	–	–	–
7/31/2023	17.16	(0.14)	0.75	0.61	–	–	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	–	(3.34)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	–	(2.95)	(2.95)

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income/ (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$22.67	8.39	0.94	0.94	(0.70)	$565,439	112
20.91	8.91	0.94	0.94	(0.67)	613,648	122
19.20	3.78	0.92	0.92	(0.65)	675,765	128
18.50	(33.80)	0.94	0.94	(0.67)	703,073	116
31.36	42.08	0.93	0.93	(0.77)	1,297,753	102

10.08	7.69	1.69	1.69	(1.45)	17,799	112
9.36	8.08	1.69	1.69	(1.42)	19,943	122
8.66	2.97	1.68	1.68	(1.40)	23,486	128
8.41	(34.30)	1.69	1.69	(1.42)	27,447	116
16.21	41.07	1.68	1.68	(1.54)	57,889	102

24.61	8.60	0.79	0.79	(0.55)	22,298	112
22.69	9.03	0.79	0.79	(0.52)	20,464	122
20.81	3.89	0.78	0.78	(0.50)	43,337	128
20.03	(33.69)	0.79	0.79	(0.52)	177,913	116
33.61	42.37	0.78	0.78	(0.63)	899,774	102

30.40	8.81	0.59	0.59	(0.35)	301,459	112
27.99	9.29	0.59	0.59	(0.31)	317,327	122
25.61	4.11	0.59	0.59	(0.31)	348,733	128
24.60	(33.57)	0.59	0.59	(0.31)	345,576	116
40.43	42.62	0.59	0.59	(0.44)	638,777	102

29.96	8.72	0.69	0.69	(0.45)	641,155	112
27.61	9.17	0.69	0.69	(0.42)	710,137	122
25.29	3.99	0.67	0.67	(0.40)	751,271	128
24.32	(33.62)	0.69	0.69	(0.41)	688,585	116
40.04	42.45	0.68	0.68	(0.52)	953,104	102

20.90	8.23	1.14	1.14	(0.90)	9,754	112
19.31	8.67	1.14	1.14	(0.87)	12,958	122
17.77	3.55	1.13	1.13	(0.85)	12,953	128
17.16	(33.94)	1.14	1.14	(0.87)	14,047	116
29.38	41.83	1.13	1.13	(0.96)	26,086	102

See Notes to Financial Statements.	11

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
7/31/2025	$18.53	$(0.20)	$1.70	$1.50	$–	$–	$–
7/31/2024	17.08	(0.17)	1.62	1.45	–	–	–
7/31/2023	16.52	(0.16)	0.72	0.56	–	–	–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	–	(3.34)	(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	–	(2.95)	(2.95)

Class R3
7/31/2025	19.34	(0.19)	1.77	1.58	–	–	–
7/31/2024	17.80	(0.16)	1.70	1.54	–	–	–
7/31/2023	17.20	(0.15)	0.75	0.60	–	–	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	–	(3.34)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	–	(2.95)	(2.95)

Class R4
7/31/2025	20.90	(0.15)	1.91	1.76	–	–	–
7/31/2024	19.19	(0.12)	1.83	1.71	–	–	–
7/31/2023	18.49	(0.12)	0.82	0.70	–	–	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	–	(3.34)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	–	(2.95)	(2.95)

Class R5
7/31/2025	27.61	(0.13)	2.54	2.41	(0.06)	–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–	–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–	–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–	(3.34)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	–	(2.95)	(2.95)

Class R6
7/31/2025	27.98	(0.10)	2.58	2.48	(0.06)	–	(0.06)
7/31/2024	25.61	(0.08)	2.45	2.37	–	–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–	–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–	(3.34)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	–	(2.95)	(2.95)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income/ (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$20.03	8.09	1.29	1.29	(1.05)	$1,924	112
18.53	8.49	1.29	1.29	(1.02)	1,722	122
17.08	3.39	1.27	1.27	(1.00)	1,717	128
16.52	(34.04)	1.29	1.29	(1.02)	1,807	116
28.45	41.66	1.27	1.27	(1.10)	2,873	102

20.92	8.17	1.19	1.19	(0.95)	41,515	112
19.34	8.65	1.19	1.19	(0.92)	50,443	122
17.80	3.49	1.18	1.18	(0.90)	56,228	128
17.20	(33.96)	1.19	1.19	(0.92)	60,295	116
29.46	41.76	1.18	1.18	(1.01)	112,015	102

22.66	8.42	0.94	0.94	(0.70)	9,251	112
20.90	8.91	0.94	0.94	(0.67)	9,113	122
19.19	3.79	0.92	0.92	(0.65)	10,498	128
18.49	(33.82)	0.94	0.94	(0.67)	10,775	116
31.34	42.16	0.93	0.93	(0.77)	16,458	102

29.96	8.72	0.69	0.69	(0.45)	8,374	112
27.61	9.17	0.69	0.69	(0.42)	14,685	122
25.29	3.99	0.67	0.67	(0.39)	23,029	128
24.32	(33.62)	0.69	0.69	(0.42)	15,436	116
40.04	42.50	0.69	0.69	(0.55)	28,200	102

30.40	8.85	0.59	0.59	(0.35)	338,150	112
27.98	9.30	0.59	0.59	(0.31)	669,600	122
25.61	4.07	0.59	0.59	(0.31)	781,411	128
24.60	(33.57)	0.59	0.59	(0.31)	771,093	116
40.43	42.62	0.59	0.59	(0.43)	954,132	102

See Notes to Financial Statements.	13

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by

Notes to Financial Statements (continued)

the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk

Notes to Financial Statements (continued)

inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of July 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

Notes to Financial Statements (continued)

For the fiscal year ended July 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $37,957 of certain fees and expenses during the fiscal year ended July 31, 2025.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual Service Fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended July 31, 2025:

Distributor Commissions	Dealers’ Concessions
$25,317	$164,479

The Distributor received CDSCs of $4,041 and $1,601 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2025.

Other Related Parties

As of July 31, 2025 the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 5.54%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax

Notes to Financial Statements (continued)

basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$3,715,875	$ –	$ –	$3,715,875

The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$ –	$ –	$ –	$ –

As of July 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Developing Growth Fund	$ –	$ –	$(344,513,043)	$465,641,886	$(355,495)	$120,773,348

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Developing Growth Fund	$(330,343,362)	$ –	$(330,343,362)

At the Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Developing Growth Fund	$(14,169,681)	$ –	$ –

As of July 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Developing Growth Fund	$1,540,091,358	$491,184,687	$(25,542,801)	$465,641,886

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Developing Growth Fund	$152,906	$(152,906)

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended July 31, 2025 were as follows:

Purchases	Sales
$2,444,306,341	$3,080,726,453

There were no purchases or sales of U.S. Government securities during the fiscal year ended July 31, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended July 31, 2025, the Fund engaged in cross-trades purchases of $186,023.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Notes to Financial Statements (continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the year ended July 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended July 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2025, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$29,077,505	$29,124,320

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

Notes to Financial Statements (continued)

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended July 31, 2025		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,260,734	$27,017,408	2,507,356	$46,697,733
Reinvestment of distributions	5,988	145,090	–	–
Shares reacquired	(5,673,730)	(120,769,411)	(8,355,871)	(154,060,424)
Decrease	(4,407,008)	$(93,606,913)	(5,848,515)	$(107,362,691)
Class C Shares
Shares sold	164,344	$1,575,189	274,682	$2,349,193
Shares reacquired	(528,186)	(5,021,494)	(856,048)	(6,992,568)
Decrease	(363,842)	$(3,446,305)	(581,366)	$(4,643,375)
Class F Shares
Shares sold	319,293	$7,973,017	119,075	$2,303,456
Reinvestment of distributions	927	24,378	–	–
Shares reacquired	(316,141)	(7,282,592)	(1,300,155)	(25,121,355)
Increase (decrease)	4,079	$714,803	(1,181,080)	$(22,817,899)
Class F3 Shares
Shares sold	2,340,060	$66,271,121	3,147,804	$76,854,161
Reinvestment of distributions	20,028	649,106	–	–
Shares reacquired	(3,782,093)	(107,584,997)	(5,427,412)	(133,232,526)
Decrease	(1,422,005)	$(40,664,770)	(2,279,608)	$(56,378,365)
Class I Shares
Shares sold	6,249,905	$177,792,599	6,997,450	$171,877,120
Reinvestment of distributions	47,704	1,525,095	–	–
Shares reacquired	(10,617,741)	(303,463,889)	(10,982,902)	(267,610,659)
Decrease	(4,320,132)	$(124,146,195)	(3,985,452)	$(95,733,539)
Class P Shares
Shares sold	20,680	$414,921	36,353	$652,183
Shares reacquired	(225,041)	(4,711,524)	(94,345)	(1,621,791)
Decrease	(204,361)	$(4,296,603)	(57,992)	$(969,608)
Class R2 Shares
Shares sold	5,160	$93,098	5,873	$96,781
Shares reacquired	(1,988)	(36,725)	(13,514)	(195,954)
Increase (decrease)	3,172	$56,373	(7,641)	$(99,173)
Class R3 Shares
Shares sold	295,027	$5,771,691	417,501	$7,111,760
Shares reacquired	(918,968)	(18,425,359)	(967,584)	(17,082,295)
Decrease	(623,941)	$(12,653,668)	(550,083)	$(9,970,535)
Class R4 Shares
Shares sold	63,854	$1,314,982	174,660	$3,139,541
Shares reacquired	(91,739)	(1,989,534)	(285,659)	(5,602,900)
Decrease	(27,885)	$(674,552)	(110,999)	$(2,463,359)
Class R5 Shares
Shares sold	80,696	$2,287,392	105,066	$2,562,358
Reinvestment of distributions	927	29,643	–	–
Shares reacquired	(333,990)	(9,141,116)	(483,735)	(12,349,851)
Decrease	(252,367)	$(6,824,081)	(378,669)	$(9,787,493)

Notes to Financial Statements (concluded)

		Year Ended July 31, 2025		Year Ended July 31, 2024
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	2,420,998	$68,931,197	4,689,572	$117,281,221
Reinvestment of distributions	37,869	1,227,329	–	–
Shares reacquired	(15,262,524)	(421,267,745)	(11,278,800)	(285,029,591)
Decrease	(12,803,657)	$(351,109,219)	(6,589,228)	$(167,748,370)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Developing Growth Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
September 25, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching its decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one-year period and below the performance peer group for the three-, five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided by Lord Abbett to the Fund. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison to available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board also considered the Fund’s existing management fee schedule, with its breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders, and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Developing Growth Fund	75%	77%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-2 (09/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2025

By:	/s/Micheal J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: September 25, 2025